RESEARCH AND DEVELOPMENT EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
Personnel expenses	€ (87)	€ (1,029)	€ (1,504)
Depreciation/amortization	(1,294)	(1,423)	(1,817)
Legal and consulting fees	(316)	(379)	(587)
R&D related external administration	(894)	(917)	(957)
Other research and development expenses	(191)	(227)	(283)
Total research and development expenses	€ (2,781)	€ (3,974)	€ (5,148)